Going Concern (Details Narrative) - USD ($)	3 Months Ended	8 Months Ended	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Apr. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 168,462	$ 168,462			$ 0
Negative working capital	520,912	520,912			32,242
Net loss	(313,118)	(405,339)	$ (195,780)	$ (17,786)
Accumulated deficit	$ (405,339)	$ (405,339)	$ (289,831)	$ (94,051)	$ (38,242)